Going Concern and Management's Plans (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Going Concern And Managements Plans [Abstract]
Loss from operations	$ (8,590,605)	$ (3,839,389)	$ (12,704,628)	$ (1,826,072)	[1]	$ (9,781,543)	$ (28,887,808)
Net loss	(8,610,921)	$ (3,860,840)	(12,423,734)	(2,302,257)	[1]	(10,192,869)	(28,500,965)
Cash used in operations			(11,423,711)	$ (1,727,356)		(9,972,693)	(9,426,940)
Accumulated deficit	$ (138,734,415)		$ (138,734,415)			$ (125,865,391)	$ (115,669,268)

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")